Derivatives and Fair Value Disclosures - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (2,259,043)
Reclassification adjustment	60,954	$ 84,966
Ending balance	(4,952,823)	(2,259,043)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,259,043)	673,979	$ 617,895
Effective portion of changes in fair value of interest swap contracts	(2,632,826)	(2,848,056)	56,084
Reclassification adjustment	(60,954)	(84,966)
Ending balance	$ (4,952,823)	$ (2,259,043)	$ 673,979